Employee Benefit Plans - Schedule of Impact of Change in Health Care Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Retirement Benefits [Abstract]
Effect of one percentage point increase on service and interest cost components	$ 854
Effect of one percentage point decrease on service and interest cost components	(685)
Effect of one percentage point increase on postretirement welfare benefit obligation	15,460
Effect of one percentage point decrease on postretirement welfare benefit obligation	$ (12,817)